WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO	September 30, 2022 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 81.2% (a)
Communication Services - 5.9%
Alphabet, Inc. - Class A (b)	8,026	$767,687
Alphabet, Inc. - Class C (b)	81,362	7,822,956
Liberty Broadband Corp. - Class A (b)	1,519	113,317
Live Nation Entertainment, Inc. (b)	27,022	2,054,753
Netflix, Inc. (b)	2,247	529,034
Nexstar Media Group, Inc.	218	36,373
Take-Two Interactive Software, Inc. (b)	4,532	493,988
ZoomInfo Technologies, Inc. (b)	3,453	143,852
		11,961,960
Consumer Discretionary - 12.2%
Alibaba Group Holding Ltd. - ADR (b)	9,891	791,181
Amazon.com, Inc. (b)	77,457	8,752,641
AutoZone, Inc. (b)	78	167,071
Booking Holdings, Inc. (b)	173	284,275
Capri Holdings Ltd. (b)	5,147	197,851
Chipotle Mexican Grill, Inc. (b)	393	590,585
Dollar General Corp.	1,186	284,474
Domino's Pizza, Inc.	1,425	442,035
DoorDash, Inc. - Class A (b)	1,494	73,878
eBay, Inc.	1,967	72,405
Etsy, Inc. (b)	5,162	516,871
General Motors Co.	7,589	243,531
Lowe's Cos., Inc.	3,890	730,581
Lululemon Athletica, Inc. (b)	667	186,467
MercadoLibre, Inc. (b)	562	465,212
MGM Resorts International	59,141	1,757,671
NIKE, Inc. - Class B	11,071	920,222
Shake Shack, Inc. - Class A (b)	2,232	100,395
Tesla, Inc. (b)	13,911	3,689,893
The Home Depot, Inc.	9,825	2,711,110
The TJX Cos., Inc.	3,150	195,678
The Wendy's Co.	3,152	58,911
Toll Brothers, Inc.	13,813	580,146
Tractor Supply Co.	1,190	221,197
Travel + Leisure Co.	3,633	123,958
Ulta Beauty, Inc. (b)	476	190,966
Vail Resorts, Inc.	1,653	356,453
Williams-Sonoma, Inc.	307	36,180
		24,741,838
Consumer Staples - 3.9%
Altria Group, Inc.	7,581	306,121
Brown-Forman Corp. - Class A	1,635	110,461
Brown-Forman Corp. - Class B	8,284	551,466
Costco Wholesale Corp.	6,056	2,860,067
Darling Ingredients, Inc. (b)	2,767	183,037
Kellogg Co.	1,836	127,896
Monster Beverage Corp. (b)	22,942	1,995,036
Olaplex Holdings, Inc. (b)	4,047	38,649
PepsiCo, Inc.	3,631	592,797
Pilgrim's Pride Corp. (b)	1,192	27,440
Sysco Corp.	2,638	186,533
The Coca-Cola Co.	9,799	548,940
The Hershey Co.	1,379	304,028
The Proctor & Gamble Co.	1,089	137,486
		7,969,957
Energy - 1.8%
Antero Resources Corp. (b)	11,369	347,096
Diamondback Energy, Inc.	212	25,537
EOG Resources, Inc.	1,722	192,399
Equitrans Midstream Corp.	4,091	30,601
Halliburton Co.	1,050	25,851
Hess Corp.	267	29,100
Occidental Petroleum Corp.	392	24,088
ONEOK, Inc.	1,957	100,277
Ovintiv, Inc.	3,551	163,346
PDC Energy, Inc.	2,626	151,756
Pioneer Natural Resources Co.	8,869	1,920,405
Range Resources Corp.	943	23,820
Targa Resources Corp.	8,961	540,707
		3,574,983
Financials - 2.2%
Alleghany Corp. (b)	54	45,326
American Express Co.	1,837	247,830
Arch Capital Group Ltd. (b)	13,180	600,217
Cboe Global Markets, Inc.	2,318	272,064
Everest Re Group Ltd.	2,151	564,508
Marsh & McLennan Cos., Inc.	794	118,536
Moody's Corp.	177	43,031
MSCI, Inc.	834	351,773
S&P Global, Inc.	2,449	747,802
Signature Bank	4,566	689,466
SLM Corp.	8,487	118,733
Synchrony Financial	2,828	79,721
Synovus Financial Corp.	1,028	38,560
The Progressive Corp.	4,504	523,410
		4,440,977
Health Care - 15.6%
AbbVie, Inc.	12,470	1,673,599
ABIOMED, Inc. (b)	1,153	283,246
Acadia Healthcare Co., Inc. (b)	10,523	822,688
Agilent Technologies, Inc.	2,429	295,245
Align Technology, Inc. (b)	1,640	339,660
Alynlam Pharmaceuticals, Inc. (b)	136	27,222
Amgen, Inc.	2,389	538,481
AstraZeneca PLC - ADR	8,964	491,586
Centene Corp. (b)	10,182	792,261
Danaher Corp.	8,909	2,301,106
Edwards Lifesciences Corp. (b)	20,567	1,699,451
Eli Lilly & Co.	1,466	474,031
Encompass Health Corp.	2,237	101,179
Enhabit, Inc. (b)	2,683	37,669
Exelixis, Inc. (b)	14,473	226,937
Genmab A/S - ADR (b)	6,235	200,331
HCA Healthcare, Inc.	1,856	341,114
Humana, Inc.	409	198,443
IDEXX Laboratories, Inc. (b)	3,199	1,042,234
Illumina, Inc. (b)	1,168	222,843
Incyte Corp. (b)	549	36,585
Intuitive Surgical, Inc. (b)	6,935	1,299,896
IQVIA Holdings, Inc. (b)	1,056	191,284
Johnson & Johnson	344	56,196
McKesson Corp.	4,486	1,524,657
Merck & Co., Inc.	1,177	101,363
Mettler-Toledo International, Inc. (b)	541	586,509
Molina Healthcare, Inc. (b)	1,074	354,248
Natera, Inc. (b)	21,378	936,784
Neurocrine Biosciences, Inc. (b)	2,548	270,623
Repligen Corp. (b)	455	85,135
TransMedics Group, Inc. (b)	9,482	395,779
UnitedHealth Group, Inc.	13,734	6,936,219
Veeva Systems, Inc. - Class A (b)	6,642	1,095,133
Vertex Pharmaceuticals, Inc. (b)	11,433	3,310,311
Waters Corp. (b)	1,081	291,362
Zoetis, Inc.	14,996	2,223,757
		31,805,167
Industrials - 4.9%
3M Co.	264	29,172
Advaned Drainage Systems, Inc.	2,694	335,053
Allison Transmission Holdings, Inc.	1,684	56,852
AMETEK, Inc.	5,834	661,634
Booz Allen Hamilton Holding Corp.	730	67,415
Carlisle Cos., Inc.	98	27,480
Copart, Inc. (b)	10,031	1,067,298
Eaton Corp. PLC	12,119	1,616,190
Expeditors International of Washington, Inc.	1,103	97,406
Fortune Brands Home & Security, Inc.	988	53,046
GXO Logistics, Inc. (b)	276	9,676
IDEX Corp.	2,582	516,013
Illinois Tool Works, Inc.	829	149,759
Landstar System, Inc.	964	139,173
Lincoln Electric Holdings, Inc.	987	124,086
Lockheed Martin Corp.	610	235,637
Republic Services, Inc.	315	42,853
Robert Half International, Inc.	4,118	315,027
Tetra Tech, Inc.	2,200	282,766
TransDigm Group, Inc.	2,303	1,208,660
Trex Co., Inc. (b)	4,924	216,360
Uber Technologies, Inc. (b)	12,948	343,122
Union Pacific Corp.	1,337	260,474
United Parcel Service, Inc. - Class B	4,944	798,654
United Rentals, Inc. (b)	649	175,308
Westinghouse Air Brake Technologies Corp.	7,628	620,538
Waste Management, Inc.	3,015	483,033
WW Grainger, Inc.	112	54,789
		9,987,474
Information Technology - 33.4%
Accenture PLC - Class A	4,681	1,204,421
Adobe, Inc. (b)	4,261	1,172,627
Advanced Micro Devices, Inc. (b)	27,426	1,737,711
Allegro MicroSystems, Inc. (b)	1,073	23,445
Amphenol Corp. - Class A	10,938	732,409
Analog Devices, Inc.	183	25,499
Apple, Inc.	63,236	8,739,215
Applied Materials, Inc.	1,662	136,168
Arista Networks, Inc. (b)	11,645	1,314,604
ASML Holding NV - ADR	885	367,585
Atlassian Corp. PLC - Class A (b)	2,737	576,385
Autodesk, Inc. (b)	2,978	556,290
Automatic Data Processing, Inc.	4,280	968,093
Broadcom, Inc.	3,497	1,552,703
Cadence Design Systems, Inc. (b)	339	55,403
CDW Corp.	985	153,739
Cognex Corp.	5,624	233,115
Cognizant Technology Solutions Corp. - Class A	2,479	142,394
Crowdstrike Holdings, Inc. - Class A (b)	5,382	887,007
Datadog, Inc. - Class A (b)	8,325	739,094
DoubleVerify Holdings, Inc. (b)	3,963	108,388
Dynatrace, Inc. (b)	4,882	169,942
Enphase Energy, Inc. (b)	182	50,500
Entegris, Inc.	8,402	697,534
EPAM Systems, Inc. (b)	3,083	1,116,632
Fair Isaac Corp. (b)	230	94,762
First Solar, Inc. (b)	5,470	723,517
FleetCor Technologies, Inc. (b)	653	115,039
Fortinet, Inc. (b)	25,658	1,260,578
Gartner, Inc. (b)	447	123,680
HubSpot, Inc. (b)	441	119,123
Intuit, Inc.	5,924	2,294,484
Jabil, Inc.	4,607	265,870
KLA Corp.	1,291	390,695
Lattice Semiconductor Corp. (b)	2,159	106,244
Manhattan Associates, Inc. (b)	5,085	676,458
Marvell Technology, Inc.	14,044	602,628
Mastercard, Inc. - Class A	2,989	849,892
Microchip Technology, Inc.	1,543	94,169
Micron Technology, Inc.	1,900	95,190
Microsoft Corp.	71,720	16,703,588
Monolithic Power Systems, Inc.	1,133	411,732
Motorola Solutions, Inc.	2,808	628,908
NortonLifeLock, Inc.	7,642	153,910
NVIDIA Corp.	15,659	1,900,846
Oracle Corp.	6,594	402,696
Palo Alto Networks, Inc. (b)	4,959	812,235
Paychex, Inc.	5,704	640,046
Paycom Software, Inc. (b)	1,264	417,107
PayPal Holdings, Inc. (b)	12,180	1,048,333
PTC, Inc. (b)	4,583	479,382
QUALCOMM, Inc.	25,466	2,877,149
Roper Technologies, Inc.	2,555	918,880
Salesforce, Inc. (b)	685	98,530
ServiceNow, Inc. (b)	2,730	1,030,875
Snowflake, Inc. - Class A (b)	689	117,102
SolarEdge Technologies, Inc. (b)	888	205,536
Synopsys, Inc. (b)	216	65,990
Texas Instruments, Inc.	2,679	414,656
The Trade Desk, Inc. - Class A (b)	14,927	891,888
Tyler Technologies, Inc. (b)	1,505	522,988
Universal Display Corp.	2,389	225,402
Visa, Inc. - Class A	28,996	5,151,139
VMware, Inc. - Class A	0	–
Workday, Inc. - Class A (b)	60	9,133
Zebra Technologies Corp. - Class A (b)	2,496	653,977
		68,055,260
Materials - 0.5%
Ball Corp.	6,353	306,977
Eagle Materials, Inc.	451	48,338
Graphic Packaging Holding Co.	3,108	61,352
Sealed Air Corp.	1,569	69,836
The Chemours Co.	1,709	42,127
The Sherwin-Williams Co.	1,958	400,901
		929,531
Real Estate - 0.5%
American Tower Corp.	832	178,630
Extra Space Storage, Inc.	331	57,167
Lamar Advertising Co. - Class A	289	23,840
Public Storage	842	246,546
SBA Communications Corp.	1,509	429,537
Simon Property Group, Inc.	1,433	128,612
		1,064,332
Utilities - 0.3%
National Fuel Gas Co.	645	39,700
NextEra Energy, Inc.	8,368	656,135
		695,835
Total Common Stocks (Cost $145,145,735)		165,227,314

U.S. TREASURY OBLIGATIONS - 0.4%	Par Value
U.S. Treasury Notes - 0.4%
0.125%, due 05/31/23	$ 20,100	19,576
0.250%, due 09/30/23	32,000	30,730
1.625%, due 10/31/23	64,000	62,190
0.250%, due 06/15/24	172,000	160,605
0.750%, due 11/15/24	52,000	48,303
3.000%, due 07/15/25	61,000	58,960
3.500%, due 09/15/25	42,000	41,147
0.250%, due 10/31/25	55,000	48,692
0.875%, due 09/30/26	156,000	137,256
1.500%, due 01/31/27	44,800	40,166
2.750%, due 04/30/27	2,000	1,887
3.250%, due 06/30/27	2,400	2,313
3.125%, due 08/31/27	100,500	96,417
1.125%, due 02/15/31 (c)	7,000	5,670
2.750%, due 08/15/32	113,000	103,360
Total U.S. Treasury Obligations (Cost $915,916)		857,272

AGENCY MORTGAGE-BACKED OBLIGATIONS INTEREST-ONLY STRIPS - 0.1%
Federal Home Loan Mortgage Corp. - 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-108, 1.691%, due 03/25/30 (d)	459,751	44,831
Series K-1501, 0.382%, due 04/25/30 (d)	2,527,919	53,611
Series K-110, 1.697%, due 04/25/30 (d)	398,666	38,599
Series K-118, 0.959%, due 09/25/30 (d)	996,174	57,215
Series K-123, 0.774%, due 12/25/30 (d)	1,396,916	65,877
Total Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $227,710)		260,133

NON-AGENCY MORTAGE-BACKED OBLIGATIONS - 1.9%
BBCMS 2018-TALL Mortgage Trust
Series 2018-TALL, 4.134%, due 03/15/37 (1 Month U.S. LIBOR + 0.722%) (e)(f)	180,000	170,107
BBCMS 2020-BID Mortgage Trust
Series 2020-BID, 5.552%, due 10/15/37 (1 Month U.S. LIBOR + 2.140%) (e)(f)	60,000	58,869
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-VKNG, 4.812%, due 10/15/37 (1 Month U.S. LIBOR + 1.400%) (e)(f)	74,504	70,854
CIM Trust 2021-J3
Series 2021-J3, 2.500%, due 06/25/51 (d)(e)	454,360	351,632
Deephaven Residential Mortgage Trust 2022-2
Series 2022-2, 4.300%, due 03/25/67 (SOFR 30 Day Average + 1.700%) (e)(f)	277,883	263,817
GS Mortgage Securities Trust 2018-HART
Series 2018-HART, 4.510%, due 10/15/31 (1 Month U.S. LIBOR + 1.090%) (e)(f)	170,000	168,204
GSCG Trust 2019-600C
Series 2019-600C, 2.936%, due 09/12/34 (e)	180,000	167,627
JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series A, 3.884%, due 01/06/34 (e)	130,000	125,461
JP Morgan Mortgage Trust 2017-2
Series 2017-2, 3.500%, due 05/25/47 (d)(e)	54,458	48,725
JP Morgan Mortgage Trust 2018-5
Series 2018-5, 3.500%, due 10/25/48 (d)(e)	101,012	90,407
JP Morgan Mortgage Trust 2019-1
Series 2019-1, 4.000%, due 05/25/49 (d)(e)	12,846	12,287
JP Morgan Mortgage Trust 2019-INV3
Series 2019-INV3, 3.500%, due 05/25/50 (d)(e)	84,506	77,818
JP Morgan Mortgage Trust 2020-2
Series 2020-2, 3.500%, due 07/25/50 (d)(e)	77,265	68,318
JP Morgan Mortgage Trust 2021-7
Series TR, 2.500%, due 11/25/51 (d)(e)	258,622	200,392
JP Morgan Trust 2015-3
Series 2015-3, 3.500%, due 05/25/45 (d)(e)	55,899	51,195
JPMBB Commercial Mortgage Securities Trust 2013-C12
Series B, 4.087%, due 07/17/45 (d)	163,000	159,844
KREST Commercial Mortgage Securities Trust 2021-CHIP
Series C, 3.024%, due 11/07/44 (d)(e)	275,000	205,451
OBX 2021-J3 Trust
Series 2021-J3, 2.500%, due 10/25/51 (d)(e)	400,000	266,562
Provident Funding Mortgage Trust 2021-J1
Series FLT, 2.000%, due 10/25/51 (d)(e)	100,000	59,524
Ready Capital Mortgage Financing 2021-FL5 LLC
Series 2021-FL5, 5.336%, due 04/25/38 (1 Month U.S. LIBOR + 1.750%) (e)(f)	350,000	336,843
Sequoia Mortgage Trust 2019-CH2
Series 2019-CH2, 4.500%, due 08/25/49 (d)(e)	4,766	4,703
Sequoia Mortgage Trust 2019-CH3
Series 2019-CH3, 4.000%, due 10/25/49 (d)(e)	7,047	6,823
Sequoia Mortgage Trust 2020-4
Series 2020-4, 2.500%, due 11/25/50 (d)(e)	200,000	140,366
Sequoia Mortgage Trust 2021-1
Series A-7, 2.500%, due 03/25/51 (d)(e)	350,000	232,970
SLG Office Trust 2021-OVA
Series 2021-OVA, 2.585%, due 07/17/41 (e)	190,000	151,598
Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
Series A-1, 3.000%, due 05/25/50 (d)(e)	110,499	94,085
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 4.213%, due 08/16/47 (d)	180,000	169,534
Total Non-Agency Mortgage-Backed Obligations (Cost $4,537,927)		3,754,016

NON-AGENCY MORTAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 0.1%
BBCMS Trust 2021-C10
Series 2021-C10, 1.299%, due 07/17/54 (d)	993,336	77,409
Benchmark 2020-B19 Mortgage Trust
Series 2020-B19, 1.772%, due 09/17/53 (d)	994,618	78,903
Benchmark 2021-B29 Mortgage Trust
Series X-A, 1.044%, due 09/17/54 (d)	996,547	56,907
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 1.709%, due 08/15/53 (d)	707,402	51,235
Total Non-Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $348,027)		264,454

ASSET-BACKED SECURITIES - 1.7%
American Airlines 2015-2 Class AA Pass Through Trust
Series 2015-2, 3.600%, due 03/22/29	71,286	63,201
American Airlines 2016-2 Class AA Pass Through Trust
Series 2016-2, 3.200%, due 12/15/29	47,488	41,310
AmeriCredit Automobile Receivables Trust 2021-2
Series TR, 1.010%, due 01/19/27	100,000	91,836
Beacon Container Finance II LLC
Series NT, 2.250%, due 10/22/46 (e)	90,833	80,768
CLI Funding VIII LLC
Series LLC, 2.720%, due 01/18/47 (e)	117,267	100,358
Commonbond Student Loan Trust 2018-C-GS
Series A-1, 3.870%, due 02/25/46 (e)	100,299	98,595
Exeter Automobile Receivables Trust 2020-3
Series 2020-3, 1.320%, due 07/15/25	153,116	151,244
FedEx Corp 2020-1 Class AA Pass Through Trust
Series 2020-1AA, 1.875%, due 08/20/35	226,836	186,815
Laurel Road Prime Student Loan Trust 2020-A
Series 1.40000, 1.400%, due 11/25/50 (e)	173,079	162,070
Loanpal Solar Loan 2020-2 Ltd.
Series A, 2.750%, due 07/20/47 (e)	174,805	144,648
Marlette Funding Trust 2021-1
Series C, 1.410%, due 06/16/31 (e)	200,000	188,553
Mosaic Solar Loan Trust 2020-2
Series 2020-2, 1.440%, due 08/20/46 (e)	59,920	50,640
Navient Private Education Refi Loan Trust 2021-A
Series A, 0.840%, due 05/15/69 (e)	73,058	64,629
Oscar US Funding XII LLC
Series A-4, 1.000%, due 04/10/28 (e)	200,000	184,208
PFS Financing Corp.
Series 2021-A, 0.710%, due 04/15/26 (e)	100,000	93,609
Santander Consumer Auto Receivables Trust 2021-A
Series 2021-A, 1.030%, due 11/16/26 (e)	150,000	136,895
Santander Drive Auto Receivables Trust 2019-3
Series D, 2.680%, due 10/15/25	182,791	181,302
Santander Drive Auto Receivables Trust 2020-3
Series C, 1.120%, due 01/15/26	142,690	140,956
Santander Drive Auto Receivables Trust 2021-2
Series C, 0.900%, due 06/15/26	100,000	97,524
SoFi Consumer Loan Program 2020-1 Trust
Series B, 2.250%, due 01/25/29 (e)	10,098	10,082
SoFi Consumer Loan Program 2021-1 Trust
Series B, 1.300%, due 09/25/30 (e)	350,000	325,027
Sofi Professional Loan Program 2017-C LLC
Series A-1, 4.186%, due 07/25/40 (1 Month U.S. LIBOR + 0.600%) (e)(f)	44,609	44,340
Sofi Professional Loan Program 2018-B Trust
Series 3.34000, 3.340%, due 08/25/47 (e)	70,141	68,441
Sunnova Helios IV Issuer LLC
Series A, 2.980%, due 06/20/47 (e)	191,624	165,770
Tesla Auto Lease Trust 2019-A
Series 2019-A, 2.680%, due 01/20/23 (e)	225,000	224,529
Vivint Solar Financing VII LLC
Series LLC, 2.210%, due 07/31/51 (e)	183,770	149,574
Volvo Financial Equipment LLC Series 2020-1
Series A-4, 0.600%, due 03/15/28 (e)	100,000	93,839
Total Asset-Backed Securities (Cost $3,651,242)		3,340,763

COLLATERALIZED LOAN OBLIGATIONS - 2.3%
Aimco CLO 11 Ltd.
Series 2020-11R, 5.209%, due 10/17/34 (3 Month U.S. LIBOR + 1.130%) (e)(f)	1,000,000	953,734
Arbor Realty Commercial Real Estate Notes 2021-FL2 Ltd.
Series B, 5.012%, due 05/15/36 (1 Month U.S. LIBOR + 1.600%) (e)(f)	350,000	329,762
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
Series C, 5.262%, due 08/15/34 (1 Month U.S. LIBOR + 1.850%) (e)(f)(g)	275,000	256,511
Benefit Street Partners CLO XXIII Ltd.
Series A-1, 5.438%, due 04/25/34 (3 Month U.S. LIBOR + 1.080%) (e)(f)	250,000	237,778
CIFC Funding 2021-I Ltd.
Series LTD, 5.468%, due 04/25/33 (3 Month U.S. LIBOR + 1.110%) (e)(f)	250,000	243,041
CIFC Funding 2022-I Ltd.
Series 2022-1, 5.184%, due 04/17/35 (3 Month U.S. LIBOR + 1.320%) (e)(f)	250,000	240,695
Greystone CRE Notes 2021-FL3 Ltd.
Series 2021-FL3, 5.412%, due 07/15/39 (1 Month U.S. LIBOR + 2.000%) (e)(f)(g)	275,000	252,236
Marble Point CLO XIV Ltd.
Series FLT, 5.523%, due 01/20/32 (3 Month U.S. LIBOR + 1.280%) (e)(f)	450,000	432,638
MF1 2021-FL6 Ltd.
Series 2021-FL6, 5.293%, due 07/18/36 (1 Month U.S. LIBOR + 1.850%) (e)(f)(g)	175,000	162,871
MF1 2021-FL7 Ltd.
Series 2021-FL7, 5.493%, due 10/16/36 (1 Month U.S. LIBOR + 2.050%) (e)(f)(g)	200,000	187,671
Octagon Investment Partners 32 Ltd.
Series FLT, 5.279%, due 07/16/29 (3 Month U.S. LIBOR + 1.200%) (e)(f)	250,000	239,208
OHA Credit Funding 4 Ltd.
Series A-R, 5.475%, due 10/22/36 (3 Month U.S. LIBOR + 1.150%) (e)(f)	500,000	479,335
Palmer Square CLO 2019-1 Ltd.
Series 2019-1R, 4.055%, due 11/14/34 (3 Month U.S. LIBOR + 1.150%) (e)(f)	250,000	239,558
TCI-Symphony CLO 2016-1 Ltd.
Series FLT, 4.961%, due 10/13/32 (3 Month U.S. LIBOR + 1.020%) (e)(f)	500,000	488,965
Total Collateralized Loan Obligations (Cost $4,975,252)		4,744,003

CORPORATE BONDS - 4.1%
Basic Materials - 0.1%
Ecolab, Inc.
4.800%, due 03/24/30	61,000	59,594
Steel Dynamics, Inc.
1.650%, due 10/15/27	74,000	60,675
		120,269
Communications - 0.3%
Amazon.com, Inc.
1.500%, due 06/03/30	100,000	78,930
AT&T, Inc.
2.250%, due 02/01/32	148,000	111,945
Fox Corp.
3.050%, due 04/07/25	80,000	76,315
Meta Platforms, Inc.
3.500%, due 08/15/27 (e)	19,000	17,748
3.850%, due 08/15/32 (e)	34,000	29,905
The Walt Disney Co.
2.200%, due 01/13/28	68,000	59,076
T-Mobile USA, Inc.
2.250%, due 02/15/26	16,000	14,267
3.750%, due 04/15/27	58,000	53,617
Verizon Communications, Inc.
4.329%, due 09/21/28	74,000	69,501
2.355%, due 03/15/32	100,000	76,153
		587,457
Consumer, Cyclical - 0.2%
American Honda Finance Corp.
1.200%, due 07/08/25	70,000	63,365
O'Reilly Automotive, Inc.
3.600%, due 09/01/27	100,000	92,707
Ross Stores, Inc.
4.600%, due 04/15/25	114,000	112,911
The Home Depot, Inc.
1.500%, due 09/15/28	103,000	85,354
United Airlines 2014-2 Class A Pass Through Trust
Series A, 3.750%, due 03/03/28	0	0
Walmart, Inc.
1.050%, due 09/17/26	80,000	69,868
		424,205
Consumer, Non-cyclical - 0.6%
AbbVie, Inc.
3.800%, due 03/15/25	121,000	116,878
Altria Group, Inc.
3.400%, due 05/06/30	88,000	71,242
Amgen, Inc.
3.200%, due 11/02/27	115,000	105,470
BAT International Finance PLC
1.668%, due 03/25/26	142,000	122,500
CVS Health Corp.
3.875%, due 07/20/25	150,000	145,125
1.750%, due 08/21/30	148,000	112,831
Global Payments, Inc.
2.650%, due 02/15/25	78,000	72,755
HCA, Inc.
4.125%, due 06/15/29	98,000	86,730
Keurig Dr Pepper, Inc.
4.417%, due 05/25/25	16,000	15,753
PepsiCo, Inc.
2.625%, due 07/29/29	79,000	68,535
Royalty Pharma PLC
0.750%, due 09/02/23	59,000	56,489
1.200%, due 09/02/25	61,000	53,853
1.750%, due 09/02/27	60,000	49,800
2.200%, due 09/02/30	84,000	63,917
Triton Container International Ltd.
2.050%, due 04/15/26 (e)	119,000	101,476
		1,243,354
Energy - 0.2%
Enterprise Products Operating LLC
2.800%, due 01/31/30	74,000	61,611
Kinder Morgan Energy Partners LP
3.450%, due 02/15/23	67,000	66,661
MPLX LP
4.875%, due 12/01/24	70,000	69,267
2.650%, due 08/15/30	33,000	25,919
4.950%, due 09/01/32	23,000	20,903
Phillips 66
0.900%, due 02/15/24	75,000	70,998
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	51,000	49,024
		364,383
Financial - 1.8%
Aflac, Inc.
3.250%, due 03/17/25	80,000	79,944
American Express Co.
2.250%, due 03/04/25	68,000	63,804
American International Group, Inc.
3.900%, due 04/01/26	56,000	53,497
Assurant, Inc.
4.200%, due 09/27/23	51,000	50,848
Aviation Capital Group LLC
1.950%, due 09/20/26 (e)	101,000	81,842
Avolon Holdings Funding Ltd.
2.125%, due 02/21/26 (e)	200,000	168,000
Bank of America Corp.
4.125%, due 01/22/24	100,000	99,189
4.000%, due 01/22/25	71,000	68,635
1.734%, due 07/22/27 (SOFR Rate + 0.960%) (f)	318,000	272,949
3.593%, due 07/21/28 (3 Month U.S. LIBOR + 1.370%) (f)	64,000	57,802
2.592%, due 04/29/31 (SOFR Rate + 2.150%) (f)	168,000	133,573
Blackstone Holdings Finance Co. LLC
1.625%, due 08/05/28 (e)	143,000	116,915
BNP Paribas SA
2.819%, due 11/19/25 (3 Month U.S. LIBOR + 1.111%) (e)(f)	200,000	186,289
Citigroup, Inc.
0.981%, due 05/01/25 (SOFR Rate + 0.669%) (f)	120,000	111,069
Equinix, Inc.
1.250%, due 07/15/25	126,000	112,697
2.900%, due 11/18/26	56,000	50,243
Intercontinental Exchange, Inc.
3.750%, due 12/01/25	90,000	86,848
JPMorgan Chase & Co.
3.875%, due 09/10/24	120,000	117,485
1.470%, due 09/22/27 (SOFR Rate + 0.765%) (f)	236,000	199,455
1.953%, due 02/04/32 (SOFR Rate + 1.065%) (f)	69,000	51,270
2.580%, due 04/22/32 (SOFR Rate + 1.250%) (f)	100,000	77,479
Kite Realty Group LP
4.000%, due 10/01/26	74,000	68,587
Main Street Capital Corp.
3.000%, due 07/14/26	110,000	92,325
Mitsubishi UFJ Financial Group, Inc.
3.761%, due 07/26/23	67,000	66,305
Morgan Stanley
0.560%, due 11/10/23 (SOFR Rate + 0.466%) (f)	80,000	79,369
1.164%, due 10/21/25 (SOFR Rate + 0.560%) (f)	108,000	98,496
2.188%, due 04/28/26 (SOFR Rate + 1.990%) (f)	223,000	204,220
4.679%, due 07/17/26 (SOFR Rate + 1.669%) (f)	62,000	60,340
1.593%, due 05/04/27 (SOFR Rate + 0.879%) (f)	120,000	103,762
1.512%, due 07/20/27 (SOFR Rate + 0.858%) (f)	120,000	102,060
2.239%, due 07/21/32 (SOFR Rate + 1.178%) (f)	89,000	66,856
Realty Income Corp.
3.250%, due 01/15/31	110,000	94,188
Royal Bank of Canada
1.200%, due 04/27/26	80,000	69,635
Sumitomo Mitsui Trust Bank Ltd.
2.800%, due 03/10/27 (e)	63,000	56,705
The Charles Schwab Corp.
3.300%, due 04/01/27	46,000	43,033
The Goldman Sachs Group, Inc.
0.855%, due 02/12/26 (SOFR Rate + 0.609%) (f)	80,000	71,412
US Bancorp
4.548%, due 07/22/28 (SOFR Rate + 1.660%) (f)	40,000	38,622
Wells Fargo & Co.
2.406%, due 10/30/25 (SOFR Rate + 1.087%) (f)	173,000	161,337
2.164%, due 02/11/26 (3 Month U.S. LIBOR + 0.750%) (f)	38,000	35,017
		3,752,102
Industrial - 0.2%
Amphenol Corp.
2.800%, due 02/15/30	93,000	77,887
Carrier Global Corp.
2.722%, due 02/15/30	140,000	115,688
Raytheon Technologies Corp.
3.200%, due 03/15/24	87,000	85,208
The Boeing Co.
4.875%, due 05/01/25	76,000	74,285
		353,068
Technology - 0.3%
Apple, Inc.
1.200%, due 02/08/28	80,000	66,925
Broadcom, Inc.
2.450%, due 02/15/31 (e)	58,000	43,580
DXC Technology Co.
1.800%, due 09/15/26	60,000	51,291
Fiserv, Inc.
3.850%, due 06/01/25	54,000	51,968
Intel Corp.
3.700%, due 07/29/25	33,000	32,113
Microsoft Corp.
2.400%, due 08/08/26	150,000	138,806
Oracle Corp.
2.950%, due 04/01/30	200,000	160,197
VMware, Inc.
1.000%, due 08/15/24	85,000	78,462
		623,342
Utilities - 0.4%
Ameren Illinois Co.
3.800%, due 05/15/28	70,000	65,630
Duke Energy Corp.
3.150%, due 08/15/27	150,000	135,706
4.300%, due 03/15/28	65,000	61,212
Entergy Corp.
0.900%, due 09/15/25	100,000	87,916
NextEra Energy Capital Holdings, Inc.
4.625%, due 07/15/27	100,000	96,754
Sierra Pacific Power Co.
2.600%, due 05/01/26	121,000	111,666
Southwestern Electric Power Co.
1.650%, due 03/15/26	80,000	70,650
The AES Corp.
1.375%, due 01/15/26	75,000	64,601
Trans-Allegheny Interstate Line Co.
3.850%, due 06/01/25 (e)	102,000	97,412
		791,547
Total Corporate Bonds (Cost $9,529,578)		8,259,727

	Shares
AFFILIATED REGISTERED INVESTMENT COMPANIES - 4.4%
Voya Emerging Markets Hard Currency Debt Fund - Class P	248,143	1,717,146
Voya High Yield Bond Fund - Class P	130,843	850,477
Voya Investment Grade Credit Fund - Class P	71,404	624,072
Voya Securitized Credit Fund - Class P	637,605	5,757,574
Total Affiliated Registered Investment Companies (Cost $10,167,041)		8,949,269

Total Investments at Value - 96.2% (Cost $179,498,428)		195,656,951
Other Assets in Excess of Liabilities - 3.8%		7,831,948
Net Assets - 100.0%		$203,488,899

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at September 30, 2022. The total fair value of securities on loan at September 30, 2022, was $5,678.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of September 30, 2022.
(e)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of September 30, 2022, the value of these investments was $11,455,088, or 5.6% of total net assets.

(f)	Variable rate security based on a reference index and spread. The rate listed is as of September 30, 2022.
(g)	Illiquid security. The total value of such securities is $859,289 as of September 30, 2022, representing 0.4% of net assets.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
September 30, 2022 (Unaudited)

			Notional	Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	Appreciation
2-Year U.S. Treasury Note Future	4	12/30/2022	$761,011	$12,868
5-Year U.S. Treasury Note Future	25	12/30/2022	2,284,276	93,033
10-Year U.S. Treasury Note Future	17	12/20/2022	1,626,540	94,768
U.S. Treasury Long Bond Future	8	12/20/2022	850,158	85,968
Ultra 10-Year U.S. Treasury Bond Future	15	12/20/2022	1,387,337	115,631
Ultra Long-Term U.S. Treasury Bond Future	6	12/20/2022	504,790	83,300
Total Futures Contracts Sold Short			$7,414,112	485,568

The average monthly notional amount of futures contracts purchased and sold short for Large Company Growth Portfolio during the nine months ended September 30, 2022 were $90,966 and $8,217,161, respectively.

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF TOTAL RETURN SWAPS
September 30, 2022 (Unaudited)

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate	Maturity Date	Payment Frequency	Shares	Notional Amount	Value/ Unrealized Depreciation
Goldman Sachs Bank, USA	Russell 1000 Growth Total Return Index	Receive	(U.S. Federal Funds Rate + 0.490%)	11/02/2022	At Maturity	15,365	$ 32,945,741	$ (10,150,096)
Total Return Swaps								$ (10,150,096)

The average monthly notional amount of total return swaps for Large Company Growth Portfolio during the nine months ended September 30, 2022 was $39,992,319.

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF CENTRALLY CLEARED CREDIT DEFAULT SWAPS
September 30, 2022 (Unaudited)
Pay
	Reference		Fixed	Termination	Payment	Notional		Premium	Unrealized
Counterparty	Entity	Protection	Rate	Date	Frequency	Amount	Value	Received	Appreciation
Morgan Stanley Capital	CDX North American High Yield Index	Buy	5.000%	06/20/2027	Quarterly	376,924	7,957	847	8,804
Total Credit Default Swap Contracts							$ 7,957	$ 847	$ 8,804

The average monthly notional amount of credit default swaps for Large Company Growth Portfolio during the nine months ended September 30, 2022 was $272,308.

LARGE COMPANY GROWTH PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Directors of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2022, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2022:

Large Company Growth Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$165,227,314	$-	$-	$165,227,314
U.S. Treasury Obligations . . . . . . . . . . . . . . . .	-	857,272	-	857,272
Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	260,133	-	260,133
Non-Agency Mortgage-Backed Obligations . .	-	3,754,016	-	3,754,016
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	264,454	-	264,454
Asset-Backed Securities . . . . . . . . . . . . . . . . .		3,340,763	-	3,340,763
Collateralized Loan Obligations . . . . . . . . . . . .	-	4,744,003	-	4,744,003
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . .	-	8,259,727	-	8,259,727
Affiliated Registered Investment Companies . .	8,949,269	-	-	8,949,269
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$174,176,583	$21,480,368	$-	$195,656,951

Other Financial Instruments**
Asset
Unrealized appreciation on futures contracts	$485,568	$-	$-	$485,568
Unrealized appreciation on swap contracts	-	8,804	-	8,804
Total Assets . . . . . . .	$485,568	$8,804	$-	$494,372

Liabilities
Unrealized depreciation on swap contracts	$-	$(10,150,096)	$-	$(10,150,096)
Total Liabilities. . . . . . . . .	$-	$(10,150,096)	$-	$(10,150,096)

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts, swap contracts, swaption contracts, and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Portfolio's Schedule of Investments for a listing of the securities by industry or sector type.Large Company Growth Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2022.

2. Affiliated Investments
Due to Voya managing a portion of Large Company Growth Portfolio during the nine months ended September 30, 2022, certain securities held by the Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Large Company Growth Portfolio during the nine months ended
September 30, 2022 and the value of such investments as of September 30, 2022 were as follows:

Fund	Value as of December 31, 2021	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Depreciation	Value as of September 30, 2022	Income Distribution	Long-Term Capital Gain Distribution

Voya Emerging Markets Hard
Hard Currency Debt - Class P . . .	$2,240,592	$75,178	$-	$-	$(598,624)	$1,717,146	$74,297	$-
Voya High Yield Bond Fund - Class P . .	2,082,421	66,370	(1,000,000)	(81,832)	(216,482)	850,477	62,139	-
Voya Investment Grade Credit Fund - Class P . .	906,202	872,445	(900,000)	(194,303)	(60,272)	624,072	22,841	-
Voya Securitized Credit Fund - Class P . .	8,549,478	182,006	(2,450,000)	(22,497)	(501,413)	5,757,574	179,319	-
	$13,778,693	$1,195,999	$(4,350,000)	$(298,632)	$(1,376,791)	$8,949,269	$338,596	$-